SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 15,212
Unrealized gain on marketable securities held in Trust Account	(3,071)
Net Income allocable to shares subject to redemption	12,141		$ (21,460)
Net loss	6,258,699	$ (7,620,693)	(7,620,693)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	12,141		(21,460)
Non-Redeemable Net Income	6,246,558		$ (7,642,153)
Denominator: Weighted Average Non-Redeemable Common Stock
Weighted average shares outstanding, basic and diluted		6,764,617	6,764,617
Basic and diluted net loss per non-redeemable common share		$ (1.13)	$ (1.13)
Adjusted net loss	6,246,558		$ (7,642,153)
Cash, FDIC Insured Amount	$ 250,000	$ 250,000	250,000
Class A common stock
Denominator: Weighted Average Non-Redeemable Common Stock
Weighted average shares outstanding, basic and diluted	17,950,991
Basic and diluted net loss per non-redeemable common share	$ 0.00
Class A Common Stock Subject to Redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account			18,493
Unrealized gain on marketable securities held in Trust Account			2,967
Net Income allocable to shares subject to redemption			21,460
Less: Net income allocable to Class A ordinary shares subject to possible redemption			$ 21,460
Denominator: Weighted Average Non-Redeemable Common Stock
Weighted average shares outstanding, basic and diluted	17,950,991		18,321,541
Basic and diluted net loss per non-redeemable common share	$ 0.00		$ 0.00
Class A Common Stock Not Subject to Redemption
Denominator: Weighted Average Non-Redeemable Common Stock
Weighted average shares outstanding, basic and diluted	8,955,259
Basic and diluted net loss per non-redeemable common share	$ 0.70